Document And Entity Information	12 Months Ended
Aug. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Meta Data Limited
Trading Symbol	AIU
Document Type	20-F
Current Fiscal Year End Date	--08-31
Amendment Flag	false
Entity Central Index Key	0001722380
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38430
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Flat H 3/F, Haribest Industrial Building
Entity Address, Address Line Two	45-47 Au Pui Wan Street
Entity Address, City or Town	Sha Tin New Territories
Entity Address, Country	HK
Title of 12(b) Security	American depositary shares, each American depositary share representing two Class A ordinary shares, par value US$0.0005 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Entity Address, Postal Zip Code	200333
Business Contact
Document Information Line Items
Entity Address, Address Line One	Flat H 3/F, Haribest Industrial Building
Entity Address, Address Line Two	45-47 Au Pui Wan Street
Entity Address, City or Town	Sha Tin New Territories
Entity Address, Country	HK
Contact Personnel Name	Chee Jiong Ng
City Area Code	+86-1365
Local Phone Number	5939 932
Contact Personnel Email Address	huangzhizhang@aiumeta.com
Entity Address, Postal Zip Code	200333
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	153,948,323
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	0